INTANGIBLE ASSETS - Components Of Partnership Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 964	$ 982	$ 1,162
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,012	1,016
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ (48)	$ (34)